Shareholder Report, Holdings (Details) - C000246534	Dec. 31, 2025
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.90%